Annual Total Returns - Investor Class	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Horizon Active Asset Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	16.55%	12.44%	17.24%	(16.98%)	21.20%	14.73%	20.60%	(8.79%)	22.25%	4.56%
Horizon Active Risk Assist Fund
Prospectus [Line Items]
Annual Return [Percent]	13.98%	13.62%	16.69%	(19.38%)	20.57%	4.26%	12.62%	(7.44%)	18.08%	3.14%
Horizon Active Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.03%	1.79%	5.03%	(14.95%)	(0.78%)	7.65%	8.67%	(4.78%)	4.10%	(0.92%)
Horizon Equity Premium Income Fund
Prospectus [Line Items]
Annual Return [Percent]	18.89%	21.70%	6.24%	(6.90%)	20.36%	(3.23%)	17.21%	(8.39%)	24.08%
Horizon Defined Risk Fund
Prospectus [Line Items]
Annual Return [Percent]	10.78%	15.41%	14.97%	(9.00%)	13.07%	7.21%	13.22%	(2.75%)
Horizon Multi-Factor U.S. Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.24%	17.69%	14.97%	(10.72%)	27.50%	5.17%
Horizon Defensive Core Fund
Prospectus [Line Items]
Annual Return [Percent]	9.48%	22.41%	23.51%	(18.83%)	27.41%	21.76%
Horizon Tactical Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.13%	1.19%	1.94%
Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	7.80%	21.66%	23.72%
Centre American Select Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	19.53%	14.14%	15.33%	(2.83%)	28.04%	31.37%	17.10%	(3.26%)	25.43%	3.44%
Centre Global Infrastructure Fund
Prospectus [Line Items]
Annual Return [Percent]	16.38%	21.08%	5.94%	(2.86%)	8.64%	(7.00%)	25.42%